Commitments and Contingencies (Details Textual)	1 Months Ended										12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Commitments and Contingencies (Textual)
Operating lease, monthly rent					$ 1,700
Total rent expense											$ 272,926		$ 82,359
CNY [Member]
Commitments and Contingencies (Textual)
Operating lease, monthly rent | ¥						¥ 11,624
Third party [Member]
Commitments and Contingencies (Textual)
Operating lease, monthly rent	$ 4,700		$ 3,900		$ 18,000		$ 3,400		$ 1,500		$ 1,500
Operating lease, description	The term of the lease is 13 months commencing on September 1, 2018 and will expire on September 30, 2019 with one month of free rent in the month of September 2018.	The term of the lease is 13 months commencing on September 1, 2018 and will expire on September 30, 2019 with one month of free rent in the month of September 2018.	The term of the lease is about one year commencing on August 29, 2018 and will expire on September 8, 2019 with the first 11 days of free rent.	The term of the lease is about one year commencing on August 29, 2018 and will expire on September 8, 2019 with the first 11 days of free rent.	The term of the lease is two years commencing on December 1, 2017 and expires on November 30, 2019.	The term of the lease is two years commencing on December 1, 2017 and expires on November 30, 2019.	The lease started on April 1, 2017 and was terminated on March 31, 2018.	The lease started on April 1, 2017 and was terminated on March 31, 2018.	The term of the lease is one year commencing on July 1, 2016 and expired on June 30, 2017.	The term of the lease is one year commencing on July 1, 2016 and expired on June 30, 2017.	The renewed office lease expired on September 30, 2018.	The renewed office lease expired on September 30, 2018.
Third party [Member] | CNY [Member]
Commitments and Contingencies (Textual)
Operating lease, monthly rent | ¥		¥ 31,686		¥ 26,000		¥ 123,742		¥ 23,000		¥ 10,000		¥ 10,000